Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—45.6%
	AUSTRALIAN DOLLAR—0.8%
	Sovereign—0.8%
$130,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$80,972
130,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	68,688
	TOTAL	149,660
	BRITISH POUND—6.2%
	Sovereign—6.2%
50,000	United Kingdom Gilt, Sr. Unsecd. Note, 0.375%, 10/22/2030	48,198
160,000	United Kingdom, Government of, 3.250%, 1/22/2044	165,649
210,000	United Kingdom, Government of, 4.250%, 12/7/2027	263,135
250,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	277,049
230,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	160,811
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	227,728
	TOTAL	1,142,570
	CANADIAN DOLLAR—2.4%
	Sovereign—2.4%
190,000	Canada, Government of, 5.750%, 6/1/2033	165,312
65,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	53,098
300,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	213,175
	TOTAL	431,585
	EURO—24.9%
	Sovereign—24.9%
110,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	114,525
110,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	102,270
195,000	France, Government of, 0.500%, 5/25/2025	202,108
240,000	France, Government of, 2.750%, 10/25/2027	259,356
240,000	France, Government of, 5.750%, 10/25/2032	318,305
120,000	France, Government of, Bond, 4.500%, 4/25/2041	150,510
190,000	France, Government of, O.A.T., 5.500%, 4/25/2029	234,262
120,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	100,247
75,000	Germany, Government of, 2.500%, 7/4/2044	79,965
100,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	131,400
240,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	238,997
255,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	270,554
120,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	104,810
150,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	159,592
200,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	216,091
190,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	173,145
210,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	239,555
280,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	288,654
100,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	90,511
50,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	51,520
80,000	Netherlands, Government of, Unsecd. Note, 0.750%, 7/15/2027	80,496
150,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	159,486

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
220,000	Spain, Government of, 4.200%, 1/31/2037	$251,688
$170,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	173,943
145,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	144,923
110,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	108,614
120,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	126,492
	TOTAL	4,572,019
	JAPANESE YEN—10.3%
	Sovereign—10.3%
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	381,436
100,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	724,650
23,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	166,548
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	294,793
45,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	329,696
	TOTAL	1,897,123
	MEXICAN PESO—1.0%
	Sovereign—1.0%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	185,731
	TOTAL BONDS (IDENTIFIED COST $9,799,388)	8,378,688
	REPURCHASE AGREEMENTS—9.3%
1,717,000	Interest in $400,000,000 joint repurchase agreement, 5.28% dated 8/31/2023 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $400,058,667 on 9/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 2/15/2053 and the market value of those underlying securities was $408,059,890.	1,717,000
	INVESTMENT COMPANY—44.9%
1,041,742	Emerging Markets Core Fund (IDENTIFIED COST $10,261,016)	8,240,180
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $21,777,404)	18,335,868
	OTHER ASSETS AND LIABILITIES - NET—0.2%[1]	32,726
	TOTAL NET ASSETS—100%	$18,368,594
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10 Year	6	$666,188	December 2023	$5,728
The average notional value of long futures contracts held by the Fund throughout the period was $687,482. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $701 and $3,812, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $636 and $326, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/20/2023	Credit Agricole	$800,000	115,151,504 JPY	$6,013
9/20/2023	Morgan Stanley	$800,000	110,119,200 JPY	$40,711
9/29/2023	BNP Paribas	230,000 GBP	$295,575	$(4,172)
9/29/2023	BNP Paribas	$100,000	1,014,835 NOK	$4,459
9/29/2023	BNY Mellon	$245,000	4,266,334 MXN	$(3,941)
9/29/2023	Citibank	168,000 EUR	3,202,008 MXN	$(4,412)
9/29/2023	Credit Agricole	$900,000	130,691,160 JPY	$(2,434)
9/29/2023	HSBC	150,000 AUD	$96,783	$513
9/29/2023	HSBC	400,000 BRL	$82,060	$(1,664)
9/29/2023	JPMorgan	800,000 AUD	$517,444	$1,472
9/29/2023	JPMorgan	168,000 EUR	3,177,815 MXN	$(3,000)
9/29/2023	JPMorgan	351,000 GBP	$452,937	$(8,230)
9/29/2023	JPMorgan	$200,000	28,396,616 JPY	$3,919
9/29/2023	JPMorgan	$1,500,000	213,979,665 JPY	$22,452
9/29/2023	JPMorgan	$700,000	2,882,500 PLN	$2,457
9/29/2023	Morgan Stanley	64,000 EUR	1,215,542 MXN	$(1,431)
9/29/2023	Morgan Stanley	$100,000	14,158,313 JPY	$2,236
9/29/2023	Morgan Stanley	$100,000	14,057,753 JPY	$2,930
9/29/2023	Morgan Stanley	$320,000	44,450,685 JPY	$13,064
9/29/2023	Morgan Stanley	$180,000	3,058,346 MXN	$1,546
9/29/2023	State Street	700,000 BRL	$141,061	$(368)
9/29/2023	State Street	1,700,000 BRL	$341,201	$481
9/29/2023	State Street	50,000 GBP	$63,458	$(109)
9/29/2023	Wells Fargo	300,000 EUR	$327,308	$(1,548)
10/10/2023	Morgan Stanley	400,000 CNY	$55,859	$(757)
11/6/2023	Bank of America	39,660 AUD	$25,709	$52
11/6/2023	Bank of America	79,704 CAD	$58,816	$227
11/6/2023	Bank of America	23,636 CHF	$27,257	$(302)
11/6/2023	Bank of America	47,731 EUR	$52,633	$(704)
11/6/2023	Bank of America	101,035 EUR	$110,702	$(782)
11/6/2023	Bank of America	29,674 GBP	$37,742	$(146)
11/6/2023	Bank of America	7,027,814 JPY	$48,573	$263
11/6/2023	BNP Paribas	26,362 AUD	$17,128	$(4)
11/6/2023	BNP Paribas	39,615 AUD	$26,003	$(271)
11/6/2023	BNY Mellon	44,901 GBP	$57,258	$(368)
11/6/2023	BNY Mellon	10,448,757 JPY	$73,878	$(1,272)
11/6/2023	Citibank	7,397 CHF	$8,535	$(100)
11/6/2023	Citibank	10,437,190 JPY	$72,981	$(455)
11/6/2023	Citibank	848,564 MXN	$48,888	$271
11/6/2023	Credit Agricole	152,279 EUR	$168,081	$(2,411)
11/6/2023	Credit Agricole	152,571 EUR	$166,174	$(186)
11/6/2023	JPMorgan	52,983 CAD	$39,190	$59
11/6/2023	JPMorgan	23,453 CHF	$26,908	$(161)
11/6/2023	JPMorgan	14,024 GBP	$17,914	$(146)
11/6/2023	JPMorgan	262,369 MXN	$15,281	$(81)
11/6/2023	JPMorgan	548,242 MXN	$32,364	$(604)
11/6/2023	Morgan Stanley	15,636 CHF	$17,921	$(90)
11/6/2023	Morgan Stanley	44,595 GBP	$56,646	$(144)
11/6/2023	Morgan Stanley	3,271,215 JPY	$23,153	$(422)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/6/2023	Morgan Stanley	827,188 MXN	$48,514	$(594)
11/6/2023	Morgan Stanley	$24,248	3,448,090 JPY	$287
11/6/2023	State Street	12,270 AUD	$8,138	$(168)
11/6/2023	State Street	24,704 CAD	$18,609	$(309)
11/6/2023	State Street	79,762 CAD	$59,481	$(394)
11/16/2023	Barclays	60,000 BRL	$11,880	$103
11/16/2023	Goldman Sachs	60,000 BRL	10,864 EUR	$158
Contracts Sold:
9/20/2023	Citibank	$800,000	110,653,496 JPY	$(37,027)
9/20/2023	State Street	$800,000	114,016,392 JPY	$(13,839)
9/29/2023	Bank of America	150,000 AUD	$100,583	$3,287
9/29/2023	Bank of America	$160,000	22,729,778 JPY	$(3,049)
9/29/2023	Barclays	351,000 GBP	$451,094	$6,387
9/29/2023	BNP Paribas	150,000 EUR	$165,556	$2,676
9/29/2023	Citibank	$100,000	1,074,535 NOK	$1,162
9/29/2023	Credit Agricole	390,000 EUR	$429,381	$5,894
9/29/2023	Credit Agricole	220,000 EUR	$240,963	$2,073
9/29/2023	Goldman Sachs	500,000 EUR	839,425 AUD	$1,556
9/29/2023	HSBC	400,000 BRL	$82,571	$2,175
9/29/2023	JPMorgan	800,000 AUD	$517,806	$(1,109)
9/29/2023	Morgan Stanley	1,700,000 BRL	$343,879	$2,197
9/29/2023	Morgan Stanley	400,000 EUR	7,634,924 MXN	$11,151
9/29/2023	Morgan Stanley	130,000 GBP	$167,630	$2,923
9/29/2023	Morgan Stanley	$150,000	21,301,617 JPY	$(2,911)
9/29/2023	Morgan Stanley	$180,000	744,600 PLN	$187
9/29/2023	State Street	230,000 GBP	$293,194	$1,791
9/29/2023	State Street	$4,180,000	593,294,570 JPY	$(83,250)
11/6/2023	Bank of America	12,270 AUD	$8,073	$103
11/6/2023	Bank of America	47,731 EUR	$52,545	$616
11/6/2023	BNP Paribas	26,542 AUD	$17,460	$219
11/6/2023	BNP Paribas	13,073 AUD	$8,636	$144
11/6/2023	BNP Paribas	26,322 CAD	$19,698	$199
11/6/2023	BNP Paribas	102,027 EUR	$112,879	$1,880
11/6/2023	BNY Mellon	3,271,215 JPY	$23,182	$451
11/6/2023	Credit Agricole	7,397 CHF	$8,494	$58
11/6/2023	JPMorgan	15,836 CHF	$18,292	$232
11/6/2023	JPMorgan	50,252 EUR	$55,717	$1,046
11/6/2023	JPMorgan	30,084 GBP	$38,329	$212
11/6/2023	JPMorgan	14,817 GBP	$18,935	$161
11/6/2023	JPMorgan	14,024 GBP	$17,821	$53
11/6/2023	JPMorgan	7,000,668 JPY	$49,130	$484
11/6/2023	Morgan Stanley	53,441 CAD	$39,930	$342
11/6/2023	Morgan Stanley	24,704 CAD	$18,552	$251
11/6/2023	Morgan Stanley	7,800 CHF	$9,027	$132
11/6/2023	Morgan Stanley	568,538 MXN	$33,060	$124
11/6/2023	Morgan Stanley	280,026 MXN	$16,279	$56
11/6/2023	Morgan Stanley	262,369 MXN	$15,232	$33
11/15/2023	Barclays	$10,000	16,800 NZD	$19
11/15/2023	BNY Mellon	$25,000	3,583,130 JPY	$(67)
11/15/2023	HSBC	6,700 GBP	14,233 NZD	$(1)
11/15/2023	Morgan Stanley	$9,667	14,875 AUD	$(1)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/15/2023	State Street	6,700 GBP	13,051 AUD	$(9)
11/15/2023	Wells Fargo	$30,875	28,196 EUR	$(186)
11/16/2023	Barclays	60,000 BRL	11,088 EUR	$86
11/16/2023	State Street	60,000 BRL	$12,064	$82
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(29,514)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $199,483 and $133,220, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $318. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2022	$6,499,592
Purchases at Cost	$9,479,131
Proceeds from Sales	$(7,800,000)
Change in Unrealized Appreciation/(Depreciation)	$(38,521)
Net Realized Gain/(Loss)	$99,978
Value as of 8/31/2023	$8,240,180
Shares Held as of 8/31/2023	1,041,742
Dividend Income	$526,638
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$8,378,688	$—	$8,378,688
Repurchase Agreement	—	1,717,000	—	1,717,000
Investment Company	8,240,180	—	—	8,240,180
TOTAL SECURITIES	$8,240,180	$10,095,688	$—	$18,335,868
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$154,115	$—	$154,115
Futures Contracts	5,728	—	—	5,728
Liabilities
Foreign Exchange Contracts	—	(183,629)	—	(183,629)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,728	$(29,514)	$—	$(23,786)
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty